Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Currents Assets
Prepaid expenses and other assets is comprised of the following balances:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Prepaid expenses and other current assets
Prepayments	$55.4	$34.1
Collateral deposits	52.7	32.8
Interest receivable	34.6	29.7
Other receivables	14.5	3.8
Derivatives Financial Assets	28.2	3.2

Total Prepaid expenses and Other Current Assets	$185.4	$103.6

Other assets, noncurrent:
Office lease deposits	$8.9	$8.4
Other receivables, noncurrent	18.5	12.1

Total Other assets, noncurrent	$27.4	$20.5